Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Due to a Related Party

Due to a related party consists of the following:

		As of December 31,
Name	Related party relationship	2024	2025
		USD	USD
Qiaoling Lu	CEO and controlling shareholder of the Company	$1,076,516	$1,698,379
Total due to a related party		$1,076,516	$1,698,379